(9) DEFERRED TAX ASSETS AND LIABILITIES (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Social contribution [Member]
Statement Line Items [Line Items]
Actuarial losses (gains)	R$ (166,857)	R$ 527,436	R$ (84,635)
Limits on the asset ceiling	21,399	(8,738)	7,984
Basis of calculation	R$ (145,458)	R$ 518,698	R$ (76,651)
Statutory rate	9.00%	9.00%	9.00%
Calculated taxes	R$ 13,092	R$ (46,683)	R$ 6,899
Limitation on recognition (reversal) of tax credits	0	13,720	(3,959)
Taxes recognized in other comprehensive income	13,092	(32,962)	2,940
Income tax [Member]
Statement Line Items [Line Items]
Actuarial losses (gains)	(166,857)	527,436	(84,635)
Limits on the asset ceiling	21,399	(8,738)	7,984
Basis of calculation	R$ (145,458)	R$ 518,698	R$ (76,651)
Statutory rate	25.00%	25.00%	25.00%
Calculated taxes	R$ 36,365	R$ (129,675)	R$ 19,163
Limitation on recognition (reversal) of tax credits	0	38,112	(10,998)
Taxes recognized in other comprehensive income	R$ 36,365	R$ (91,562)	R$ 8,165